Equity - Summary of Classes of Share Capital - Treasury Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 87,701	$ 80,040
Balance at end of period	$ 95,499	$ 87,701	$ 80,040
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.6	2.1
Purchase of shares, Number of shares	135.6	132.3
Sale of shares, Number of shares	(135.7)	(133.8)
Ending balance, Number of shares	0.5	0.6	2.1
Balance at beginning of year	$ (41)	$ (144)	$ (176)
Purchase of shares, Amount	(8,752)	(9,782)	(8,295)
Sale of shares, Amount	8,756	9,885	8,327
Balance at end of period	$ (37)	$ (41)	$ (144)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.3	0.3
Purchase of shares, Number of shares	6.0	7.0
Sale of shares, Number of shares	(6.2)	(7.0)
Ending balance, Number of shares	0.1	0.3	0.3
Balance at beginning of year	$ (6)	$ (7)	$ (7)
Purchase of shares, Amount	(122)	(151)	(129)
Sale of shares, Amount	124	152	129
Balance at end of period	$ (4)	$ (6)	$ (7)